CHANGE IN ACCOUNTING POLICY (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Biological assets expensed to cost of sales	$ 17,301,866	$ 8,929,309
Unrealized gain on changes in fair value of biological assets	27,840,156	19,891,851
Changes in non-working capital Inventory and biological assets	(13,857,744)	(3,529,772)
Cash flow used in operating activities	(20,446,751)	(501,546)
New policy
Cash flows from (used in) operating activities [abstract]
Biological assets expensed to cost of sales	17,301,866	8,929,308
Unrealized gain on changes in fair value of biological assets	(27,840,156)	(19,891,851)
Changes in non-working capital Inventory and biological assets	(13,857,744)	(3,529,771)
Cash flow used in operating activities	(20,446,751)	(501,546)
Original policy
Cash flows from (used in) operating activities [abstract]
Biological assets expensed to cost of sales	23,432,761	11,302,969
Unrealized gain on changes in fair value of biological assets	(40,145,729)	(24,856,050)
Changes in non-working capital Inventory and biological assets	(7,683,066)	(939,233)
Cash flow used in operating activities	(20,446,751)	(501,546)
Impact of change
Cash flows from (used in) operating activities [abstract]
Biological assets expensed to cost of sales	(6,130,895)	(2,373,661)
Unrealized gain on changes in fair value of biological assets	12,305,573	4,964,199
Changes in non-working capital Inventory and biological assets	(6,174,678)	(2,590,538)
Cash flow used in operating activities	$ 0	$ 0